Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Basis of presentation
A.	Basis of presentation:

The accompanying unaudited condensed consolidated interim financial statements have been prepared in accordance with Securities and Exchange Commission (“SEC”)’s Regulation S-X. As permitted under those rules, certain footnotes and other financial information that are normally required by generally accepted accounting principles in the United States ( “U.S. GAAP”) can be condensed or omitted. These financial statements reflect all adjustments, which include only normal recurring adjustments, necessary for a fair statement of its financial position as of and for the periods presented. These condensed consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2023. The results of operations for the six months ended June 30, 2024, are not necessarily indicative of results that could be expected for the 2024 fiscal year or any other interim period or for any other future year. All intercompany transactions and balances have been eliminated in consolidation.

Change in functional currency
B.	Change in functional currency

Effective January 1, 2024 the Company changed its functional currency to the U.S. dollar from the New Israel Shekel (“NIS”). Prior to this change, the Group’s presentation currency used in its consolidated financial statements was the U.S. Dollar ($), while translation differences from NIS were carried to “Other Comprehensive Income or Loss”.

This change was based on the assessment by the Company’s management, that the dollar has become the primary economic environment in which the Company operates, after considering several factors and changes in circumstances in 2023 including inter alia: the commercialization of the Company’s products, changes in the composition of its cost of sales, available funds are mainly denominated in U.S. dollars, and the fact that the Company’s principal source of financing, following the delisting of its shares from trading in TASE, is derived from the U.S. capital markets (Note 5A), and all of the Company’s budgeting is conducted mainly in U.S. dollars. The change in functional currency was accounted for prospectively.

The change in functional currency to the U.S. dollar resulted inter-alia in a reclassification of the Company’s certain equity-classified warrants (whose fair value as of January 1, 2024 was $1,649 thousand), to liabilities due to their NIS-denominated exercise price. See also Note 5A, as to changes in the currency of exercise price made during the reporting period.

Use of estimates in the preparation of financial statements
C.	Use of estimates in the preparation of financial statements:

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes. Estimates are primarily used for, but not limited to, valuation of share-based compensation, useful lives of property, plant and equipment and royalty liabilities. The Company’s management believes that the estimates, judgments, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the unaudited condensed consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates, and such differences may have a material impact on the Company’s financial position or results of operations.

Concentration of Credit Risk
D.	Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist of trade and other receivables, and cash, cash equivalents and restricted deposits held at financial institutions.

The Company places its cash and cash equivalents, bank deposits and restricted deposits in high credit quality financial institutions. In general, customers are not required to provide collateral or any other security to support accounts receivable but are required to make advances with the advancement of projects.

Current expected credit loss expense is $289 thousand and $NIL. thousand, for the six month periods ended June 30, 2024 and 2023, respectively.

New Accounting Pronouncements
E.	New Accounting Pronouncements

ASU 2023-09—Income Taxes (Topic 740), effective for the Company for annual periods commencing on or after December 15, 2025, and ASU 2023-07—Segment Reporting (Topic 280), effective annual periods commencing on or after December 15, 2023, and for interim periods, on or after December 15, 2024, will require improvements to Income Tax and Reportable Segment disclosures. These are not expected to have a material effect on the consolidated financial statements as a result of their future adoption.